Income tax (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Income Tax
Income tax expenses	$ 1,714	$ 1,719	$ 3,786	$ 4,383
Current income tax expense	400	300	800	800
Deferred income tax expense	$ 1,300	$ 1,400	$ 3,000	$ 3,600